CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)	Preferred Shares	Common Shares	Share Premium	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Beginning Balance at Dec. 31, 2018	$ 236	$ 2,685	$ 28,314,869	$ (1,029,791)	$ (25,879,467)	$ 1,408,532
Beginning Balance (in shares) at Dec. 31, 2018	14,889,137	178,652,082
Share reorganization (in shares)	(14,889,137)	14,889,137
Share reorganization	$ (236)	$ 236
Beneficial conversion feature			2,608,351			2,608,351
Foreign currency translation adjustment				(165,837)		(165,837)
Net loss					(8,933,480)	(8,933,480)
Ending Balance at Dec. 31, 2019		$ 2,921	30,923,220	(1,195,628)	(34,812,947)	(5,082,434)
Ending Balance (in shares) at Dec. 31, 2019		193,541,219
Common shares issued		$ 2,944	4,589,462			4,592,406
Common shares issued (in shares)		225,887,692
Conversion of notes and interest		$ 16,218,903	9,539,754			25,758,657
Conversion of notes and interest (in shares)		788,307,652
Foreign currency translation adjustment				(284,213)		(284,213)
Net loss					(23,133,168)	(23,133,168)
Ending Balance at Dec. 31, 2020		$ 16,224,768	$ 45,052,436	$ (1,479,841)	$ (57,946,115)	$ 1,851,248
Ending Balance (in shares) at Dec. 31, 2020		1,207,736,563